REVENUE - Contract Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Revenue [abstract]
Contract assets	$ 117	$ 116
Contract liabilities	$ (1,869)	$ (2,207)